Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash	$ 138,646	$ 101,724
Amounts receivable	12,146	12,003
Amounts due from related parties	146	141
Taxes recoverable	1,517	1,770
Derivative asset	190	1,314
Prepaid expenses and other assets	3,538	2,920
Inventory	12,801	12,196
Total current assets	168,984	132,068
Exploration and evaluation assets	15,749	15,699
Plant, equipment and mining properties	128,145	125,365
Long-term investments	4,246	4,151
Other assets	1,714	1,749
Total assets	318,838	279,032
Current liabilities
Accounts payable and accrued liabilities	12,018	14,204
Taxes payable	5,280	7,143
Deferred consideration payable	8,487	8,326
Current portion of finance lease obligations	3,076	2,632
Current portion of equipment loans	399	201
Total current liabilities	29,260	32,506
Finance lease obligations	4,503	2,994
Equipment loans	366	187
Reclamation provision	2,962	2,921
Deferred income tax liabilities	6,354	6,394
Total liabilities	43,445	45,002
EQUITY
Share capital	272,020	243,317
Equity reserves	10,878	11,689
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(6,706)	(4,264)
Accumulated deficit	(702)	(16,615)
Total equity	275,393	234,030
Total liabilities and equity	$ 318,838	$ 279,032